Reinsurance: Effects of Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Effects of Reinsurance

	2014	2013	2012

Amount of policies in force	$ 123,223	$ 147,371	$ 163,937

Premiums:
Direct - written	$ 2,613	$ 2,811	$ 3,208
Direct - change in unearned	-	-	-
Direct - earned	2,613	2,811	3,208

Ceded to affiliate - written	(2,482)	(2,671)	(23,714)
Ceded to affiliate - change in unearned	(4)	(1)	47
Ceded to affiliate - earned	(2,486)	(2,672)	(23,667)

Premiums - written, net	131	140	(20,506)
Premiums - change in unearned, net	(4)	(1)	47
Premiums, net	$ 127	$ 139	$ (20,459)

Contract charges:
Direct	$ 472	$ 461	$ 460
Ceded to affiliate	(448)	(415)	-
Contract charges, net	$ 24	$ 46	$ 460

Claims, benefits and losses incurred:
Direct	$ 1,883	$ 2,953	$ 3,086
Ceded to affiliate	(1,771)	(2,774)	(23,114)

Claims, benefits and losses, net	$ 112	$ 179	$ (20,028)

Interest credited to policyholder account balances:
Direct	$ 2,457	$ 320	$ 158
Ceded to affiliate	(2,449)	(311)	-
Interest credited to policyholder account balances, net	$ 8	$ 9	$ 158